SHAREBASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SHAREBASED COMPENSATION (Tables)
Schedule Of Share-based Compensation Expense
	Three Months Ended
	March 31,	March 31,
(in thousands)	2022	2021
Cost of goods sold	$-	$-
General and administrative expense	161	287
Total share-based compensation	$161	$287

	Years Ended
	December 31,	December 31,	December 31,
(in thousands)	2021	2020	2019
Cost of goods sold	$-	$-	$-
General and administrative expense	1,355	2,200	3,385
Total share-based compensation	$1,355	$2,200	$3,385

Schedule Of Stock Option Activity
	Stock	Weighted-Average	Weighted-Average Remaining	Aggregate
(in thousands except per share amounts)	Options	Exercise Price	Contractual Life	Intrinsic Value

Outstanding—December 31, 2021	6,598	$0.99	4.3	$-

Granted	3,240	$0.31
Exercised	-	$-
Cancelled	(879)	$0.99
Outstanding—March 31, 2022	8,959	$0.74	4.5

Exercisable—March 31, 2022	3,688	$0.87	1.5	$30

Vested and expected to vest—March 31, 2022	8,959	$0.74	4.5	$261

		Weighted-	Weighted- Average
	Stock	Average	Remaining	Aggregate
(in thousands except per share amounts)	Options	Exercise Price	Contractual Life	Intrinsic Value

Outstanding—December 31, 2020	6,260	$0.97	4.7	$3,162
Granted	2,330	1.35
Exercised	(165)	0.55
Cancelled	(1,827)	1.48
Outstanding—December 31, 2021	6,598	0.99	4.3

Exercisable—December 31, 2021	2,216	1.03	1.6

Vested and expected to vest—December 31, 2021	6,598	$0.99	4.3

Schedule Of Restricted Stock Unit Activity
		Weighted-Average
(in thousands except per share amounts)	RSUs	Fair Value

Outstanding—December 31, 2021	642	$1.18

Granted	-	$-
Vested	(125)	$1.49
Cancelled	(30)	$1.11
Outstanding—March 31, 2022	487	$1.11

		Weighted-Average
(in thousands except per share amounts)	RSUs	Fair Value

Outstanding—December 31, 2020	450	$0.33
Granted	1,415	1.17
Vested	(1,108)	0.83
Cancelled	(115)	1.11
Outstanding—December 31, 2021	642	$1.18

Schedule Of Weighted Average Assumptions
Stock Options:	Three Months Ended
	March 31,	March 31,
	2022	2021
Expected volatility	50%	50%
Dividend yield	0%	0%
Risk-free interest rate	1.01%	0.73%
Expected term in years	4.5	4.25

RSUs:	Three Months Ended
	March 31,	March 31,
	2022	2021
Expected volatility	50%	50%
Dividend yield	0%	0%
Risk-free interest rate	0.73%	0.62%
Expected term in years	1.00	0.78

Options	Years Ended
	December 31,	December 31,
	2021	2020
Expected volatility	50%	50%
Dividend yield	0%	0%
Risk-free interest rate	0.87%	0.95%
Expected term in years	4.3	4.7

RSUs	Years Ended
	December 31,	December 31,
	2021	2020
Expected volatility	50%	50%
Dividend yield	0%	0%
Risk-free interest rate	0.71%	0.79%
Expected term in years	0.74	1.14